Subsequent Events (Details Narrative) (USD $)	12 Months Ended		2 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2014 Subsequent Event
Subsequent Event [Line Items]
Partners Capital Account Contributions	$ 5,818,965	$ 11,885,064	$ 404,882
Partners Capital Account Redemptions	$ (21,785,777)	$ (16,682,729)	$ 2,236,290